THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 2001
                                  (unaudited)

   Principal                                                               Maturity   Interest
    Amount                                                                   Date       Rate           Value
  ----------                                                               --------   --------      -----------
               MUNICIPAL BONDS (101.9%)
               EDUCATION (5.7%)
  $1,935,000   Alabama State Public School & College Authority ..........  11/01/05     5.250%      $ 2,067,567
     500,000   Connecticut State Health & Educational
                 Facilities Authority* ..................................  01/02/02     1.850           500,000
   1,460,000   University of Missouri Revenue ...........................  11/01/03     5.500         1,540,110
                                                                                                    -----------
               TOTAL EDUCATION ..........................................                             4,107,677
                                                                                                    -----------
               ESCROWED TO MATURITY (a) (4.5%)
     500,000   Chicago, Illinois ........................................  01/01/03     6.500           523,185
   1,000,000   Honolulu, Hawaii City & County ...........................  11/01/03     5.250         1,051,820
   1,570,000   Mashantucket Western Pequot Tribe, Connecticut,
                 Revenue ................................................  09/01/03     6.250         1,669,255
                                                                                                    -----------
               TOTAL ESCROWED TO MATURITY (a) ...........................                             3,244,260
                                                                                                    -----------
               GENERAL OBLIGATIONS (40.9%)
   1,895,000   Carrollton, Texas, Independent School District ...........  02/15/04     5.500         1,996,269
   1,440,000   Chattanooga, Tennessee ...................................  09/01/03     5.250         1,506,125
   2,200,000   Clark County, Nevada, School District* ...................  01/03/02     1.800         2,200,000
   2,000,000   Dade County, Florida, School District ....................  08/01/03     6.500         2,125,640
   1,000,000   Denver, Colorado, City and County ........................  08/01/03     5.000         1,040,460
     500,000   Frisco, Texas, Independent School District ...............  08/15/03     7.000           535,285
   1,000,000   Harris County, Texas .....................................  10/01/05     5.000         1,057,280
   1,400,000   Howard County, Maryland ..................................  02/15/04     4.250         1,446,074
   1,000,000   Illinois State ...........................................  04/01/04     5.500         1,055,740
   1,000,000   Minneapolis, Minnesota ...................................  12/01/05     5.000         1,063,850
   1,000,000   Mississippi State ........................................  06/01/03     5.000         1,035,980
   1,000,000   Newport News, Virginia ...................................  07/01/04     5.000         1,051,770
   1,000,000   North Carolina State .....................................  09/01/05     5.000         1,060,340
   1,200,000   Pennsylvania State .......................................  04/15/04     6.000         1,264,404
   1,000,000   Pittsburgh, Pennsylvania .................................  03/01/03     5.000         1,032,560
   1,135,000   Salt Lake City, Utah .....................................  06/15/05     5.000         1,197,697
   2,000,000   San Antonio, Texas .......................................  02/01/05     4.000         2,043,920
   1,000,000   Shelby County, Tennessee .................................  04/01/06     5.000         1,054,260
   1,600,000   Tennessee State ..........................................  05/01/03     5.500         1,666,240
   1,900,000   Tulsa County, Oklahoma, Independent School District ......  06/01/05     5.750         2,046,642
   2,000,000   Wisconsin State ..........................................  05/01/04     6.000         2,136,020
                                                                                                    -----------
               TOTAL GENERAL OBLIGATIONS ................................                            29,616,556
                                                                                                    -----------

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                                  (unaudited)

   Principal                                                               Maturity   Interest
    Amount                                                                   Date       Rate           Value
  ----------                                                               --------   --------      -----------
               INDUSTRIAL (3.9%)
  $1,500,000   New York State, Pollution Control Revenue* ...............  01/02/02     1.900%      $ 1,500,000
     200,000   Gulf Coast, Texas, Pollution Control Revenue* ............  01/02/02     1.850           200,000
   1,020,000   Missouri State Pollution Control Revenue .................  01/01/06     6.000         1,114,013
                                                                                                    -----------
               TOTAL INDUSTRIAL .........................................                             2,814,013
                                                                                                    -----------
               MISCELLANEOUS (10.9%)
   1,000,000   Alaska State Housing Financial Corp. .....................  12/01/05     5.000         1,056,300
   1,000,000   Greater Detroit, Michigan ................................  12/13/04     5.500         1,071,230
   1,000,000   Kentucky State Property & Building Commission ............  02/01/03     5.500         1,036,650
   1,450,000   Maine Governmental Facilities Authority ..................  10/01/05     5.500         1,557,329
   3,000,000   Michigan State Building Authority ........................  10/15/04     5.000         3,162,540
                                                                                                    -----------
               Total Miscellaneous ......................................                             7,884,049
                                                                                                    -----------
               PRE-REFUNDED (a) (14.8%)
     250,000   Bucks County, Pennsylvania, Water and Sewer Authority ....  12/01/02     6.750           261,243
   1,000,000   Burke County, Georgia, Development Authority
                 Pollution Control Revenue ..............................  01/01/03     7.700         1,087,150
     275,000   Cache County, Utah School District .......................  06/15/03     5.900           291,706
   1,000,000   Charlotte, North Carolina ................................  02/01/04     5.800         1,078,580
   1,500,000   Connecticut State ........................................  08/15/04     5.900         1,629,000
     365,000   Harrisburg, Pennsylvania, City & County ..................  09/01/03     5.875           392,496
       7,000   Indiana Transportation Finance Authority .................  11/01/02     6.250             7,397
     500,000   Mesa, Arizona ............................................  07/01/03     5.700           532,095
   1,550,000   Nebraska Public Power District Revenue ...................  01/01/03     5.700         1,640,086
   1,400,000   Phoenix, Arizona, Civic Improvement Waste and Water ......  07/01/03     6.125         1,505,350
     625,000   Seattle, Washington, Sewer Revenue .......................  01/01/03     6.300           665,025
     500,000   Tennessee State ..........................................  03/01/04     5.300           532,235
   1,000,000   West Palm Beach, Florida, Utilities System Revenue .......  10/01/04     5.750         1,084,970
                                                                                                    -----------
               TOTAL PRE-REFUNDED (a) ...................................                            10,707,333
                                                                                                    -----------
               SALES TAX (3.0%)
   1,000,000   Jacksonville, Florida, Sales Tax Revenue .................  10/01/05     5.000         1,059,450
   1,110,000   Municipal Assistance Corp., New York .....................  07/01/03     5.250         1,156,842
                                                                                                    -----------
               TOTAL SALES TAX ..........................................                             2,216,292
                                                                                                    -----------
               TRANSPORTATION (8.0%)
   1,000,000   Illinois State Toll Highway Authority ....................  01/01/04     5.000         1,038,350
   1,000,000   Kansas City, Missouri, Highway Revenue ...................  03/01/03     5.100         1,033,180
   1,000,000   Massachusetts Bay Transportation Authority ...............  03/01/05     5.300         1,061,140
   1,000,000   New Jersey State Transportation Revenue ..................  12/15/06     5.000         1,059,750
   1,500,000   New Mexico State Highway Commission Revenue ..............  06/15/06     5.000         1,583,505
                                                                                                    -----------
               TOTAL TRANSPORTATION .....................................                             5,775,925
                                                                                                    -----------

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                                  (unaudited)

   Principal                                                               Maturity   Interest
    Amount                                                                   Date       Rate           Value
  ----------                                                               --------   --------      -----------
               UTILITIES (3.9%)
  $  700,000   Memphis, Tennessee, Electric Systems Revenue .............  01/01/04     5.900%      $   742,735
   2,000,000   Salt River Project, Arizona ..............................  01/01/05     5.000         2,107,480
                                                                                                    -----------
               TOTAL UTILITIES ..........................................                             2,850,215
                                                                                                    -----------
               WATER/SEWER (6.3%)
   1,500,000   De Kalb County, Georgia, Water & Sewer Revenue ...........  10/01/05     6.250         1,653,675
   1,000,000   Dearborn, Michigan, Sewer Disposal System ................  04/01/03     6.500         1,050,140
   1,500,000   Michigan Municipal Bond Authority, Clean Water Revenue ...  10/01/05     5.500         1,616,520
     250,000   Ohio State Water Development Authority ...................  12/01/04     5.250           265,950
                                                                                                    -----------
               TOTAL WATER/SEWER ........................................                             4,586,285
                                                                                                    -----------

TOTAL INVESTMENTS, (Identified Cost $72,263,101) (b) ....................               101.9%      $73,802,605
LIABILITIES LESS CASH AND OTHER ASSETS ..................................                (1.9)       (1,387,558)
                                                                                        -----       -----------
NET ASSETS ..............................................................               100.0%      $72,415,047
                                                                                        =====       ===========

----------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(b) The aggregate cost for federal income tax purposes is $72,263,101. The aggregate gross unrealized appreciation is $1,601,412, and the aggregate gross unrealized depreciation is $61,908, resulting in net unrealized appreciation of $1,539,504.

* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the December 31, 2001 coupon rate.

   The accompanying notes are an integral part of these financial statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001
                                   (unaudited)

ASSETS:
      Investments in securities, at value
        (identified cost $72,263,101) ..................    $73,802,605
      Cash .............................................        286,876
      Receivable for fund shares sold ..................      2,961,990
      Interest receivable and other assets .............      1,085,843
                                                            -----------
             Total Assets ..............................     78,137,314
                                                            -----------
LIABILITIES:
      Payables for:
        Investments purchased ..........................      5,336,463
        Dividends and distributions declared ...........        340,583
        Shareholder servicing/eligible institution fees          14,588
        Investment advisory fees .......................         14,588
        Administrative fees ............................          8,752
        Fund shares redeemed ...........................          4,350
        Accrued expenses and other liabilities .........          2,943
                                                            -----------
             Total Liabilities .........................      5,722,267
                                                            -----------

NET ASSETS .............................................    $72,415,047
                                                            ===========
Net Assets Consist of:
      Paid-in capital ..................................    $70,852,771
      Distribution in excess of net investment income ..         (5,036)
      Accumulated net realized gain on investments .....         27,808
      Net unrealized appreciation on investments .......      1,539,504
                                                            -----------

Net Assets .............................................    $72,415,047
                                                            ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($72,415,047/6,842,057) ..........................          $10.58
                                                                  ======

   The accompanying notes are an integral part of these financial statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2001
                                   (unaudited)

NET INVESTMENT INCOME:
      Income:
        Interest .......................................    $  1,305,551
                                                            ------------

      Expenses:
        Investment advisory fees .......................          82,564
        Shareholder servicing/eligible institution fees           82,564
        Administrative fees ............................          48,939
        Custodian fees .................................          23,889
        Board of Trustees' fees ........................           4,015
        Miscellaneous expenses .........................             216
                                                            ------------
        Total Expenses .................................         242,187
          Expense offset arrangement ...................          (1,567)
                                                            ------------

          Net Expenses .................................         240,620
                                                            ------------

          Net Investment Income ........................       1,064,931
                                                            ------------

NET REALIZED AND UNREALIZED GAIN:
      Net realized gain on investments .................         161,906
      Net change in unrealized appreciation
        on investments .................................         225,806
                                                            ------------
          Net Realized and Unrealized Gain .............         387,712
                                                            ------------
      Net Increase in Net Assets Resulting
        From Operations ................................    $  1,452,643
                                                            ============

   The accompanying notes are an integral part of these financial statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  For the
                                             six months ended      For the
                                             December 31, 2001   year ended
                                                (unaudited)     June 30, 2001
                                             -----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment income ..............    $ 1,064,931       $ 2,427,487
        Net realized gain on investments ...        161,906            97,120
        Net change in unrealized
          appreciation on investments ......        225,806         1,946,597
                                                -----------       -----------
          Net increase in net assets
            resulting from operations ......      1,452,643         4,471,204
                                                -----------       -----------

      Distributions declared from net
        investment income ..................     (1,060,241)       (2,427,487)
      Distributions in excess of net
        investment income ..................             --            (3,948)
      Distributions from net
        realized gain ......................       (121,982)               --
                                                -----------       -----------
        Total dividends and distributions
          declared .........................     (1,182,223)       (2,431,435)
                                                -----------       -----------
      Fund shares transactions:
        Net proceeds from sales of
          fund shares ......................     17,688,599        38,405,136
        Net asset value of fund shares
          issued to shareholders
          in reinvestment of distributions .        463,469           828,073
        Net cost of fund shares repurchased      10,599,413)       55,062,328)
                                                -----------       -----------
          Net increase (decrease) in
            net assets resulting from
            fund shares transactions .......      7,552,655        15,829,119)
                                                -----------       -----------
            Total increase (decrease) in
              net assets ...................      7,823,075        13,789,350)
NET ASSETS:
      Beginning of year ....................     64,591,972        78,381,322
                                                -----------       -----------
      End of period (Including distributions
        in excess of net investment income
        of $5,036 and $9,726, respectively)     $72,415,047       $64,591,972
                                                ===========       ===========

   The accompanying notes are an integral part of these financial statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                     For the six
                                     months ended
                                      December 31,                 For the years ended June 30,
                                         2001         ---------------------------------------------------
                                      (unaudited)      2001      2000        1999       1998        1997
                                      -----------      ----      ----        ----       ----        ----
Net asset value, beginning of year ..   $10.53        $ 10.24    $ 10.30    $ 10.40    $ 10.33    $  10.26
Income from investment operations:
   Net investment income ............     0.17           0.35       0.34       0.35       0.36        0.37
   Net realized and unrealized
     gain (loss) on investments .....     0.05           0.29      (0.06)     (0.10)      0.07        0.07
Less dividends and distributions:
   Dividends to shareholders from net
     investment income ..............    (0.17)         (0.35)     (0.34)     (0.35)     (0.36)      (0.37)
                                        ------        -------    -------    -------    -------    --------
Net asset value, end of period ......   $10.58        $ 10.53    $ 10.24    $ 10.30    $ 10.40    $  10.33
                                        ======        =======    =======    =======    =======    ========
Total return ........................     2.29%          6.37%      2.88%      2.44%      4.25%       4.34%(1)
Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted) ................   $72,415       $64,592    $78,381    $75,719    $80,160     $55,714
Ratio of expenses to average
     net assets:
   Net expenses paid by Fund ........     0.72%(2)       0.77%      0.85%      0.82%      0.78%       0.70%(1)
   Expense offset arrangement .......     0.00%(2)(3)    0.06%      0.03%      0.01%      0.02%         n/a
                                        ------        -------    -------    -------    -------    --------
        Total expenses ..............     0.72%(2)       0.83%      0.88%      0.83%      0.80%       0.70%
   Ratio of net investment income
     to average net assets ..........     3.19%(2)       3.36%      3.29%      3.37%      3.49%       3.55%
Portfolio turnover rate .............       83%(2)         45%        22%        44%        20%         48%

----------
(1) Had the expense reimbursement agreement not been in place, the ratio of expenses to average net assets for the year ended June 30, 1997, would have been 0.96%. For the same period, the total return of the Fund would have been 4.16%. The expense payment agreement terminated July 1, 1997.

(2)  Annualized.

(3)  Amount is less than 0.01% per share.

   The accompanying notes are an integral part of these financial statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2001, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates Market Value.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for Federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2001, the Fund incurred $82,564 for advisory services.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                                   (unaudited)

      Administrative Fees. The Trust has an administrative agreement with BBH for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has a subadministration services agreement with 59 Wall Street Administrations, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBH. For the six months ended December 31, 2001, the Fund incurred $48,939 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the six months ended December 31, 2001, the Fund incurred $82,564 for shareholder servicing/eligible institution services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2001, the Fund incurred $4,015 for the trustee fees.

      Custody fees. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2001, the Fund incurred $23,889 for custody services. These fees were reduced $1,567 as a result of an expense offset arrangement with the Fund's custodian.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.4% to 9.3% of investments. At December 31, 2001, the five largest holdings by state were Michigan 9.3%; Texas 7.9%; Tennessee 7.5%; Florida 5.7%; and Arizona 5.5%. For the six months ended December 31, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $34,999,014 and $27,283,665.

      4. Shares Transactions. Transactions in fund shares were as follows:

                                                    For the
                                               six months ended       For the
                                               December 31, 2001    year ended
                                                  (unaudited)      June 30, 2001
                                               -----------------   -------------
Fund shares sold .........................         1,665,574         3,683,469
Fund shares issued in connection
  with reinvestment of dividends .........            43,680            79,583
Fund shares repurchased ..................          (998,616)       (5,288,766)
                                                  ----------        ----------
Net increase (decrease) ..................           710,638        (1,525,714)
                                                  ==========        ==========

      5. Federal Income Tax Status. At June 30, 2001, the Fund had a net capital loss carryover of approximately $12,000, which is available through June 30, 2004, to offset future capital gains to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

      6. Subsequent Event. At the meeting of the Board of Trustees on November 9, 2001, the trustees approved a change in the name of the Fund to "BBH Tax Free Short Intermediate Fixed Income Fund". The change will be effective upon the Fund's next prospectus filing on or about February 28, 2002.

The 59 Wall Street Trust

Investment Adviser and
 Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                                    Tax Free
                               Short/Intermediate
                                Fixed Income Fund
                               SEMI-ANNUAL REPORT
                                December 31, 2001